Fair Value Measurements	12 Months Ended
Jan. 31, 2013
Fair Value Measurements

(13) Fair Value Measurements

The Company’s estimates of fair value for financial assets and financial liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in the valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The three levels of the hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets or quoted prices for identical assets in inactive markets.

•	Level 3 – Unobservable inputs reflecting the Company’s own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability.

The Company’s assessment of the significance of a particular input to the fair value in its entirety requires judgment and considers factors specific to the asset or liability. The Company’s financial instruments held at fair value, which include restricted deposits held in acquisition escrow accounts and contingent earnout of acquired businesses, are presented below as of January 31, 2013 and 2012:

		Fair Value Measurements
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
January 31, 2013
Financial Assets:
Restricted deposits held at fair value	$2,861	$2,861	$—	$—

Financial Liabilities:

Contingent earnout of acquired businesses(1)	$—	$—	$—	$—

January 31, 2012
Financial Assets:
Restricted deposits held at fair value	$3,586	$3,586	$—	$—

Financial Liabilities:

Contingent earnout of acquired businesses(1)	$541	$—	$—	$541

(1)	The fair value of the contingent earnout of acquired businesses is determined using a mark-to-market modeling technique based on significant unobservable inputs calculated using a discounted future cash flows approach. Key assumptions include a discount rate of 41.2% and annual revenues of acquired businesses ranging from $1.5 million to $6.1 million over the life of the earnout. On July 31, 2012, the contingent earnout was reassessed and, based on our estimates of the likelihood of future revenues subject to the earnout provisions, assigned no value. Our conclusions have not changed as of January 31, 2013.